Earnings Loss per Share FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Earnings Loss per Share

Note 16         Earnings (Loss) Per Share

Weighted Average Number of Common Shares

	December 31, 2011	December 31, 2010
Issued at January 1	439,143,765	434,143,765
Effect of shares issued on April 26, 2010	-	1,670,000
Weighted average number of common shares (basic and diluted)	439,143,765	437,554,724